Share-based compensation	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share-based compensation

22. Share-based compensation:

(a)	Share-based compensation:

The Board of Directors has adopted the Share Compensation Plan on November 4, 2022. Under this plan, the aggregate number of common shares that may be reserved and available for grant and issuance pursuant to the exercise of options and settlement of RSUs, each under the Share Compensation Plan, shall not exceed 20% (in the aggregate) of the issued and outstanding Common Shares at the time of granting. The exercise price per common share for an option and RSU granted shall not be less than the market price. Every option and RSU shall have a term not exceeding and shall expire no later than 5 years after the date of grant.

Details of the share option outstanding as at June 30, 2025 and 2024 are as follows:

	June 30, 2025		June 30, 2024
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
Outstanding, beginning of the year	2,759,000	$0.75	2,759,000	$0.75
Granted	113,051	4.08	82,500	6.60
Exercised (1)	(588,051)	1.29	-	-
Forfeited	-	-	(82,500)	6.60
Outstanding, end of the year	2,284,000	0.78	2,759,000	0.75
Exercisable share options, end of year	2,259,500	0.76	1,379,500	0.75

(1)	The employee share options exercised resulting in issuance of 457,215 Common Shares after reductions for a cashless exercise component.

As at June 30, 2025, the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life are as follows:

Range of exercise prices	Number outstanding	Weighted average exercise price per share	Weighted average remaining contractual life (years)
$0.75	2,252,500	$0.75	2.32
$2.20 - $3.43	31,500	2.62	4.91
	2,284,000	$0.78	2.36

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

22. Share-based compensation (continued):

During the year ended June 30, 2025, the Company granted share options on three grant dates. The fair value of the share options were valued at the date of grant using the Black-Scholes option pricing model with assumptions for a risk free interest rate, expected volatility, expected life until exercise and dividend yield. The weighted average expected option life is calculated based on the remaining expected option life of each option granted. As the Company has not paid any dividends on its subordinate voting shares to date, no dividend yield is included in the fair value calculation for the share options granted. The following table summarizes the share options granted during the year ended June 30, 2025 and the respective assumptions.

Grant date	April 02, 2025	May 27, 2025	June 24, 2025
Options granted	7,500	10,000	14,000
Granted value	$1.07	$0.70	$0.79
Expense during year ended June 30, 2025	$1	$1	$6
Vesting period (years)	2 years	2 years	2 years
Risk free interest rate	2.54%	2.80%	2.82%
Volatility	30.15%	30.28%	30.36%
Expected life (years)	5 years	5 years	5 years
Dividend yield	-	-	-

All share options granted during the year ended June 30, 2024 were forfeited prior to the first vesting date; therefore, no expense was recognized in relation to these grants. During the year ended June 30, 2025, compensation expense related to share options was $159 (June 30, 2024 - $795).

In addition, during the year ended June 30, 2025, the Company granted 62,870 common shares at a fair value of $2.29 per share in exchange for consulting services, resulting in the recognition of $144 as consulting fees expense. Out of granted 62,870 common shares, 39,844 common shares were issued during the year ended June 30, 2025.

In October 2024, the Company issued 41,707 common shares at a fair value of $6.90 per share to former SFF directors in settlement of bonus entitlements that had been accrued by SFF in the prior fiscal year, before the acquisition. The total amount of $288 had been recognized as consulting fee expense by SFF in fiscal year 2024 and, as such, did not affect the Company’s post-acquisition profit or loss.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

22. Share-based compensation (continued):

(b)	Restricted Share Units (“RSUs”)

Details of the RSUs outstanding as at June 30, 2025 and 2024 are as follows:

	June 30, 2025		June 30, 2024
	Number of RSU	Weighted average grant date fair value per RSU	Number of RSU	Weighted average grant date fair value per RSU
Outstanding, beginning of the year	265,000	$0.86	265,000	$0.86
Granted	520,058	3.09	-	-
Exercised	(508,381)	3.11	-	-
Forfeited	-	-	-	-
Outstanding, end of the year	276,677	$0.91	265,000	$0.86

During the year ended June 30, 2025, the Company granted equity settled RSUs on the grant dates in the following table. The RSUs were valued at the market price on the grant date. RSUs will generally be settled upon or shortly after vesting. The vesting schedule for RSU varies by agreement and is determined by the contractual terms. The table below presents the RSUs granted and related grant details for the year ended June 30, 2025. No RSUs were granted during the year ended June 30, 2024.

Grant Date		RSUs Granted	Grant Value	Expense during year ended June 30, 2025	Vesting Date (1)
2025-01-13	(2)	200,000	$590	$590	April 15, 2025
2025-02-18	(3)	1,913	13	13	February 19, 2025
2025-04-02	(4)	20,000	67	63	August 1, 2025
2025-04-08	(5)	281,468	980	930	April 14, 2025
2025-06-24	(6)	16,677	41	12	July 15, 2025

(1)	Vesting Date reflects the final vesting date if vesting occurs in tranches over a period of time.

(2)	RSUs vested monthly in equal tranches over four months beginning on January 15, 2025.

(3)	RSUs vested on February 19, 2025.

(4)	RSUs will vest monthly in equal tranches over four months beginning on May 15, 2025.

(5)	RSUs vested on April 14, 2025.

(6)	RSUs will vest on July 15, 2025.

For the year ended June 30, 2025, total share-based compensation expense was $1,608 (June 30, 2024 – $65), of which $18 (June 30, 2024 – $24) was recognized as share-based compensation expense and $1,590 (June 30, 2024 – $41) was recorded as consulting fees.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024